COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Insurance services result (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Insurace revenue	$ 40,788,242	$ 40,431,615	$ 41,744,742
Insurance service expenses	(19,978,340)	(12,506,831)	(12,860,867)
Net expenses from reinsurance contracts held	(144,827)	(243,022)	(867,616)
Broker activity operations	4,329,663	3,744,389	2,697,458
Total	$ 24,994,738	$ 31,426,151	$ 30,713,717